Summary of Significant Accounting Policies - Schedule of Revenue Amounts and Percentage (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenue Amounts and Percentage [Line Items]
Revenue	$ 20,229,180	$ 18,543,447	$ 18,625,375
Percentage of revenue	100.00%	100.00%	100.00%
MICE management solution services revenue [Member]
Schedule of Revenue Amounts and Percentage [Line Items]
Revenue	$ 17,178,001	$ 12,377,069	$ 12,224,126
Percentage of revenue	84.90%	66.70%	65.60%
Packaged tours services revenue [Member]
Schedule of Revenue Amounts and Percentage [Line Items]
Revenue	$ 2,183,915	$ 5,613,299	$ 5,969,006
Percentage of revenue	10.80%	30.30%	32.00%
Commission revenue for transportation ticketing and accommodation reservation services [Member]
Schedule of Revenue Amounts and Percentage [Line Items]
Revenue	$ 766,977	$ 520,982	$ 402,821
Percentage of revenue	3.80%	2.80%	2.20%
Other revenue [Member]
Schedule of Revenue Amounts and Percentage [Line Items]
Revenue	$ 100,287	$ 32,097	$ 29,422
Percentage of revenue	0.50%	0.20%	0.20%